Inventories and Ore on Leach Pads	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories and Ore on Leach Pads

4. Inventories and Ore on Leach Pads

The following table provides the components of Inventories and the estimated recoverable gold ounces therein (dollars in thousands):

	December 31, 2021		December 30, 2020
	Amount	Gold Ounces	Amount	Gold Ounces
Inventories, current:
Materials and supplies	$4,376	—	$6,449	—
Merrill-Crowe process plant	11	6	4,810	2,587
Carbon-in-column	3,493	2,044	299	166
Finished goods (doré and off-site carbon)	3,189	1,799	1,309	710
Inventories, non-current:
Stockpiles(1)	—	—	—	—
Total	$11,069	3,849	$12,867	3,463
(1)	During 2021, the Company began stockpiling sulfide ore. The Company intends to use the stockpiles for testing or for future processing through a mill and subsequent oxidation process. As of December 31, 2021, stockpiles had a value of $Nil as the Company did not have established proven and probable mineral reserves.

As of December 31, 2021 and December 31, 2020, Merrill-Crowe process plant, carbon-in-column and finished goods inventories included $0.4 million and $0.3 million, respectively of capitalized depreciation and amortization costs.

The following table summarizes Ore on leach pads and the estimated recoverable gold ounces therein (dollars in thousands):

	December 31, 2021		December 31, 2020
	Amount	Gold Ounces	Amount	Gold Ounces
Ore on leach pads, current	$10,106	7,130	$38,041	21,869
Ore on leach pads, non-current	—	—	7,243	4,164
Total	$10,106	7,130	$45,284	26,033

As of December 31, 2021 and December 31, 2020, the current portion of Ore on leach pads included $0.6 million and $1.8 million, respectively of capitalized depreciation and amortization costs. Additionally, as of December 31, 2020 the non-current portion of Ore on leach pads included $0.4 million of capitalized depreciation and amortization costs.

Write-down of inventories

The Company recognized a Write-down of inventories on the Consolidated Statements of Operations of $13.9 million for the year ended December 31, 2021 related to the following:

●	A write-down of the non-current portion of Ore on leach pads of $5.5 million for Production costs and $0.4 million of capitalized depreciation and amortization costs related to 3,612 ounces of gold contained in the over liner material on the new larger leach pad which the Company began constructing in 2020. As the 2022 Hycroft TRS does not include proven and probable mineral reserves, it was determined that the recoverability of these ounces is dependent upon additional work and technical studies and, as a result, it was determined that the ounces and related capitalized amounts should be written-off.
●	A write-down of Inventories of $5.9 million for obsolete and slow moving materials and supplies inventories. As a result of ceasing mining operations, it was determined that certain materials and supplies were not expected to be used in the next 12 months and, accordingly, a reserve was placed against these items.
●	A loss of $2.1 million related to a firm purchase commitment for crusher liners that the Company agreed to purchase under consignment over a period of three years beginning in August 2020. This loss relates to the unfulfilled commitment obligation and has been reduced to reflect the Company’s negotiated settlement with the supplier and the Company has reflected the $2.1 million obligation in Accounts payable and accrued expenses on the Consolidated Balance Sheets.

In addition, the estimated recoverable gold ounces placed on the in-service leach pads are periodically reconciled by comparing the related ore contents to the actual gold ounces recovered (metallurgical balancing). As the Company did not experience a reduction in ounces expected to be recovered from its in-service leach pads during 2021, the Company did not record a Write-down of inventories related to our current Ore on leach pads inventories during the year ended December 31, 2021.

During the year ended December 31, 2020, the  Company recognized a Write-down of inventories on the Consolidated Statements of Operations of $17.9 million based on metallurgical balancing results, the Company determined that 6,512 ounces of gold  that had been placed on the in-service leach pads were no longer recoverable and recognized a Write-down of inventories on the Consolidated Statements of Operations, which included Production costs of $16.7 million and capitalized depreciation and amortization costs of $1.2 million. The write-off of ounces during the year ended December 31, 2020 was primarily due to mismanagement of the oxidation process, improper adjustments to variables in the oxidation process for changes in the ore type based on domain, and improper solution management. As a result, the Company determined it would recover less gold ounces than planned for those sections of the in-service leach pads.